Goodwill and Other Intangible Assets (Schedule of Future Amortization Expense and Schedule of Changes in Carrying Amount of Goodwill) (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Notes to Financial Statements
Aggregate amortization expense of other intangible assets subject to amortization	$ 315,193,000	¥ 26,161,000,000	¥ 28,612,000,000	¥ 26,931,000,000
Future amortization expense, 2012		27,692,000,000
Future amortization expense, 2013		21,729,000,000
Future amortization expense, 2014		17,358,000,000
Future amortization expense, 2015		14,789,000,000
Future amortization expense, 2016		11,835,000,000
Goodwill, Beginning Balance	2,971,530,000	246,637,000,000	250,330,000,000
Goodwill acquired during the year	6,578,000	546,000,000	6,579,000,000
Foreign exchange impact and other	(314,698,000)	(26,120,000,000)	(10,272,000,000)
Goodwill, Ending Balance	$ 2,663,410,000	¥ 221,063,000,000	¥ 246,637,000,000	¥ 250,330,000,000